Note 4 - Inventories (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Inventory, LIFO Reserve	$ 324,782	$ 302,440
Inventory, LIFO Reserve, Period Charge	$ 22,300	$ 131,600